Share Capital and Reserves (Details 3)	12 Months Ended
Dec. 31, 2022 shares $ / shares
Stock Options Granted December 162022 [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted	855,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.19
Risk free interest rate, stock options	3.07%
Expected life, stock options	5
Expected volatility, stock options	66.04%
Stock Options Granted October 42022 [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted	755,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.22
Risk free interest rate, stock options	3.42%
Expected life, stock options	5
Expected volatility, stock options	82.02%
Stock Options Granted June 102022 [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted	3,640,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.22
Risk free interest rate, stock options	3.38%
Expected life, stock options	5
Expected volatility, stock options	82.61%
Stock Options Granted March 72022 [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted	1,125,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.31
Risk free interest rate, stock options	1.65%
Expected life, stock options	5
Expected volatility, stock options	85.37%
Stock Options Granted September 172021 [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted	960,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.23
Risk free interest rate, stock options	0.45%
Expected volatility, stock options	82.96%
Stock Options Granted September 162021 [Member]
IfrsStatementLineItems [Line Items]
Expected life, stock options	2
Stock Options Granted July 82021 [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted	2,470,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.25
Risk free interest rate, stock options	0.45%
Expected life, stock options	2
Expected volatility, stock options	84.98%
Stock Options Granted May 282021 [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted	100,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.30
Risk free interest rate, stock options	0.32%
Expected life, stock options	2
Expected volatility, stock options	86.03%
Stock Options Granted May 72021 [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted	100,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.30
Risk free interest rate, stock options	0.33%
Expected life, stock options	2
Expected volatility, stock options	86.33%
Stock Options Granted March 312021 [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted	1,975,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.31
Risk free interest rate, stock options	0.22%
Expected life, stock options	2
Expected volatility, stock options	85.85%
Stock Options Granted March 22021 [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted	325,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.43
Risk free interest rate, stock options	0.26%
Expected life, stock options	2
Expected volatility, stock options	85.48%
Stock Options Granted February 92021 [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted	450,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.49
Risk free interest rate, stock options	0.19%
Expected life, stock options	2
Expected volatility, stock options	84.04%
Stock Options Granted December 152020 [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted	972,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.35
Risk free interest rate, stock options	0.25%
Expected life, stock options	2
Expected volatility, stock options	76.39%
Stock Options Granted October 12020 [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted	1,346,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.35
Risk free interest rate, stock options	0.24%
Expected life, stock options	2
Expected volatility, stock options	65.81%
Stock Options Granted June 92020 [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted	2,180,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.25
Risk free interest rate, stock options	0.28%
Expected life, stock options	2
Expected volatility, stock options	62.07%
Stock Options Granted May 12020 [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted	700,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.20
Risk free interest rate, stock options	0.30%
Expected life, stock options	2
Expected volatility, stock options	61.30%
Stock Options Granted April 292020 [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted	220,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.22
Risk free interest rate, stock options	0.32%
Expected life, stock options	2
Expected volatility, stock options	61.31%
Stock Options Granted April 132020 [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted	115,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.12
Risk free interest rate, stock options	0.33%
Expected life, stock options	2
Expected volatility, stock options	60.60%
Stock Options Granted March 42020 [Member]
IfrsStatementLineItems [Line Items]
Stock options, granted	1,130,000
Fair value per share, stock options (in CAD per share) | $ / shares	$ 0.20
Risk free interest rate, stock options	0.92%
Expected life, stock options	2
Expected volatility, stock options	55.66%